Other Operating Expenses	12 Months Ended
Dec. 31, 2020
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Other Operating Expenses
20. Other Operating Expenses

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Sales and marketing activities	$764	$850	$193
Legal, audit, accounting and other services	2,906	1,618	1,036
IT expenses	1,621	1,367	1,247
Travel expenses	125	635	814
Other operating expenses	520	170	630

Total other operating expenses	$5,936	$4,641	$3,919

The main reason for the increase from 2019 to 2020 was legal, audit and other services in connection with the company’s listing on the Nasdaq which commenced on March 1, 2021.